Invesco ETFs

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

June 28, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

CIK No. 0001378872

Ladies and Gentlemen:

On behalf of Invesco Exchange-Traded Fund Trust II (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated April 9, 2018, as supplemented June 26, 2018, and filed pursuant to Rule 497(e) under the Securities Act relating to the following portfolio of the Trust: Invesco MSCI Emerging Markets Equal Country Weight ETF.

The purpose of this filing is to submit the data in XBRL format for Invesco MSCI Emerging Markets Equal Country Weight ETF.

Very truly yours,

Invesco Exchange-Traded Fund Trust II

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903    Invesco.com